REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Financial Information of The Company's Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 1,648,016	$ 1,573,912	$ 1,444,519
Operating income (loss)	242,047	238,717	197,616
Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating income (loss)	(119,235)	(130,624)	(129,644)
Customer Engagement | Operating Segments
Segment Reporting Information [Line Items]
Revenues	1,347,511	1,265,113	1,156,142
Operating income (loss)	268,010	244,599	217,796
Financial Crime and Compliance | Operating Segments
Segment Reporting Information [Line Items]
Revenues	300,505	308,799	288,377
Operating income (loss)	$ 93,272	$ 124,742	$ 109,464